Appropriation of retained earnings (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Appropriation of retained earnings [Line Items]
Balance at beginning of year	[1],[2],[3]	₩ 25,525,821
Dividends to hybrid bonds		(85,327)	₩ (61,993)	₩ (40,357)
Net income		3,498,076	3,642,384	3,198,265
Unappropriated retained earnings to be carried over to subsequent year	[1],[2],[3]	27,777,169	25,525,821
Parent Company only
Appropriation of retained earnings [Line Items]
Balance at beginning of year		5,251,413	5,184,339
Retirement of treasury stock		(150,325)	0
Dividends to hybrid bonds		(85,327)	(61,993)
Net income		1,274,443	1,129,173	1,234,883
Unappropriated retained earnings		6,290,204	6,251,519
Legal reserve		(127,444)	(112,917)
Dividends on common stocks paid		(773,839)	(851,587)
Dividends on preferred stocks paid		(29,999)	(32,342)
Regulatory reserve for loan losses		(3,564)	(3,260)
Appropriation of retained earnings		(934,846)	(1,000,106)
Unappropriated retained earnings to be carried over to subsequent year		₩ 5,355,358	₩ 5,251,413	₩ 5,184,339
Date of appropriation		Mar. 25, 2021	Mar. 26, 2020

[1]	As of December 31, 2019 and 2020, profits reserved by the Group as of Article 53 of the Financial Holding Companies Act amounted to W2,191,677 million and W2,304,595 million, respectively.
[2]	As of December 31, 2019 and 2020, the regulatory reserves for loan losses the Group appropriated in retained earnings are W8,728 million and W11,988 million, respectively.
[3]	As of December 31, 2020, profit dividends within retained earnings of subsidiaries of the Group subject to a restricted dividend in accordance with laws, etc. are amounted to W6,824,002 million.